UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Poplar Forest Capital, LLC
Address: 70 South Lake Avenue, Suite 930
         Pasadena, CA  91101

13F File Number:  028-13350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Dale Harvey
Title:     Managing Member
Phone:     626-304-6000

Signature, Place, and Date of Signing:

 /s/  J. Dale Harvey     Pasadena, CA     December 05, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $285,915 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1139    15870 SH       SOLE                    15870        0        0
ABBOTT LABS                    COM              002824100    13852   270863 SH       SOLE                   270863        0        0
AETNA INC NEW                  COM              00817Y108     7825   215334 SH       SOLE                   215334        0        0
APOLLO GROUP INC               CL A             037604105     9083   229319 SH       SOLE                   229319        0        0
AVERY DENNISON CORP            COM              053611109    10872   433502 SH       SOLE                   433502        0        0
AXIS CAPITAL HOLDINGS          SHS              G0692U109    11955   460868 SH       SOLE                   460868        0        0
BANK OF AMERICA CORPORATION    COM              060505104     9031  1475654 SH       SOLE                  1475654        0        0
BAXTER INTL INC                COM              071813109    13722   244432 SH       SOLE                   244432        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     6175   196788 SH       SOLE                   196788        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    10835   357600 SH       SOLE                   357600        0        0
CHEVRON CORP NEW               COM              166764100      234     2528 SH       SOLE                     2528        0        0
CINTAS CORP                    COM              172908105    11424   405978 SH       SOLE                   405978        0        0
CITIGROUP INC                  COM NEW          172967424     9654   376908 SH       SOLE                   376908        0        0
DEAN FOODS CO NEW              COM              242370104     3523   397200 SH       SOLE                   397200        0        0
DONNELLEY R R & SONS CO        COM              257867101     8827   625139 SH       SOLE                   625139        0        0
ELECTRONIC ARTS INC            COM              285512109     8846   432573 SH       SOLE                   432573        0        0
EMERSON ELEC CO                COM              291011104      923    22355 SH       SOLE                    22355        0        0
EXXON MOBIL CORP               COM              30231G102      401     5520 SH       SOLE                     5520        0        0
GENERAL ELECTRIC CO            COM              369604103     9169   602433 SH       SOLE                   602433        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      564    13656 SH       SOLE                    13656        0        0
HEWLETT PACKARD CO             COM              428236103    10840   482841 SH       SOLE                   482841        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    15160    86692 SH       SOLE                    86692        0        0
JOHNSON & JOHNSON              COM              478160104     1363    21394 SH       SOLE                    21394        0        0
JPMORGAN CHASE & CO            COM              46625H100     7463   247764 SH       SOLE                   247764        0        0
KRAFT FOODS INC                CL A             50075N104      212     6300 SH       SOLE                     6300        0        0
LINCOLN NATL CORP IND          COM              534187109     9581   612969 SH       SOLE                   612969        0        0
MCGRAW HILL COS INC            COM              580645109    13726   334774 SH       SOLE                   334774        0        0
MICROSOFT CORP                 COM              594918104    12226   491225 SH       SOLE                   491225        0        0
MOVE INC COM                   COM              62458M108       85    58663 SH       SOLE                    58663        0        0
OMNICOM GROUP INC              COM              681919106    11626   315580 SH       SOLE                   315580        0        0
ORACLE CORP                    COM              68389X105      282     9795 SH       SOLE                     9795        0        0
PEPSICO INC                    COM              713448108      518     8368 SH       SOLE                     8368        0        0
PFIZER INC                     COM              717081103     1492    84380 SH       SOLE                    84380        0        0
PREMIER EXIBITIONS INC         COM              74051E102       93    49610 SH       SOLE                    49610        0        0
PROCTER & GAMBLE CO            COM              742718109     2074    32827 SH       SOLE                    32827        0        0
ROBERT HALF INTL INC           COM              770323103     9988   470691 SH       SOLE                   470691        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      648     4100 SH       SOLE                     4100        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      618     5461 SH       SOLE                     5461        0        0
STAPLES INC                    COM              855030102    11270   847366 SH       SOLE                   847366        0        0
STATE STR CORP                 COM              857477103    10175   316384 SH       SOLE                   316384        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104    11249   399766 SH       SOLE                   399766        0        0
TIME WARNER CABLE INC          COM              88732J207     7172   114443 SH       SOLE                   114443        0        0